Goodwill	12 Months Ended
Sep. 30, 2023
Intangible assets and goodwill [abstract]
Goodwill	Goodwill
The following tables present information on the Company's operations which are managed through the following nine operating segments: Western and Southern Europe (primarily France, Portugal and Spain); United States (U.S.) Commercial and State Government; Canada; U.S. Federal; Scandinavia and Central Europe (Germany, Sweden and Norway); United Kingdom (U.K.) and Australia; Finland, Poland and Baltics; Northwest and Central-East Europe (primarily Netherlands, Denmark and Czech Republic); and Asia Pacific Global Delivery Centers of Excellence (mainly India and Philippines) (Asia Pacific).
The operating segments reflect the current management structure and the way that the chief operating decision-maker, who is the President and Chief Executive Officer of the Company, evaluates the business.

The Company completed the annual impairment test during the fourth quarter of the fiscal year 2023 and did not identify any impairment.

The movements in goodwill were as follows:

	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$	$
As at September 30, 2022	1,440,019	1,278,176	1,142,148	1,108,267	1,345,346	834,960	567,628	501,307	263,605	8,481,456
Business acquisitions (Note 27)	21,001	—	—	—	—	(67)	—	—	—	20,934
Foreign currency translation adjustment	94,710	(19,799)	—	(17,564)	37,970	61,916	37,257	30,822	(3,252)	222,060
As at September 30, 2023	1,555,730	1,258,377	1,142,148	1,090,703	1,383,316	896,809	604,885	532,129	260,353	8,724,450
Key assumptions in goodwill impairment testing
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2023	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	11.7	11.9	11.0	10.3	12.1	13.7	12.2	12.1	20.3
Long-term growth rate of net operating cash flows[1]	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0	2.0

2022	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	Scandinavia and Central Europe	U.K. and Australia	Finland, Poland and Baltics	Northwest and Central-East Europe	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	10.0	10.6	10.7	9.2	10.5	10.6	10.7	10.7	19.2
Long-term growth rate of net operating cash flows[1]	1.8	2.0	2.0	2.0	2.0	1.9	2.0	1.9	2.0
[1] The long-term growth rate is based on the lower of published industry research growth and 2.0%.